Income from operations (Tables)	12 Months Ended
Dec. 31, 2022
Income from operations [Abstract]
Income from operations - Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

	2020	2021	2022
Sales	17,313	17,156	17,827
Costs of materials used	(4,221)	(4,142)	(4,320)
Employee benefit expenses	(6,289)	(6,246)	(6,952)
Depreciation and amortization1)	(1,462)	(1,323)	(1,602)
Impairment of goodwill	(144)	(15)	(1,357)
Shipping and handling	(554)	(645)	(756)
Advertising and promotion	(696)	(752)	(739)
Lease expenses	(34)	(19)	(39)
Other operational costs	(2,741)	(3,524)	(3,609)
Other business income (expenses)	92	63	18
Income from operations	1,264	553	(1,529)
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

	2020	2021	2022
Goods	12,491	11,981	12,139
Services	4,058	4,374	4,878
Royalties	301	383	419
Total sales from contracts with customers	16,851	16,738	17,435
Sales from other sources	462	418	391
Total sales	17,313	17,156	17,827

Income from operations - Disaggregation of Sales per segment [Text Block]

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,565	3,547	9,112	56	9,168
Connected Care	2,803	1,266	4,068	335	4,403
Personal Health	3,615	11	3,626		3,626
Other	279	348	629	-	629
Philips Group	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,408	3,177	8,583	52	8,635
Connected Care	3,116	1,090	4,207	366	4,573
Personal Health	3,423	6	3,429		3,429
Other	194	323	518	-	519
Philips Group	12,142	4,596	16,738	418	17,156

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,133	2,997	8,129	46	8,175
Connected Care	4,183	943	5,126	417	5,543
Personal Health	3,195	4	3,199		3,199
Other	69	327	396	-	396
Philips Group	12,580	4,271	16,851	462	17,313

Income from operations - Disaggregation of Sales per geographical cluster [Text Block]

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,387	1,183	3,572	31	3,603
North America	4,889	2,612	7,502	86	7,588
Other mature geographies	972	399	1,369	274	1,643
Total mature geographies	8,248	4,194	12,443	390	12,833
Growth geographies	4,015	978	4,992	1	4,993
Sales	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,537	1,087	3,624	21	3,645
North America	4,427	2,268	6,695	86	6,781
Other mature geographies	1,000	386	1,386	309	1,694
Total mature geographies	7,964	3,741	11,705	415	12,120
Growth geographies	4,178	856	5,033	3	5,036
Sales	12,142	4,596	16,738	418	17,156

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,747	936	3,682	19	3,702
North America	4,654	2,135	6,789	95	6,884
Other mature geographies	1,035	373	1,408	342	1,750
Total mature geographies	8,435	3,444	11,879	457	12,336
Growth geographies	4,145	828	4,972	5	4,977
Sales	12,580	4,271	16,851	462	17,313

Income from operations - Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

	2020	2021	2022
Salaries and wages excluding share-based compensation	5,085	5,014	5,594
Share-based compensation	119	115	104
Post-employment benefit costs	418	396	439
Other social security and similar charges:
Required by law	556	529	590
Voluntary	111	192	225
Employee benefit expenses	6,289	6,246	6,952

Income from operations - Employees by category [Text Block]

Philips Group

Employees by category

in FTEs

	2020	2021	2022
Production	35,482	38,618	39,742
Research & development	10,812	10,751	11,690
Other	22,474	22,543	23,019
Employees	68,769	71,912	74,451
Third party workers	4,998	4,533	4,086
Philips Group	73,767	76,445	78,538

Income from operations - Employees by geographical location [Text Block]	Philips Group Employees by geographical location in FTEs
	2020	2021	2022
Netherlands	11,146	11,142	11,180
Other countries	62,621	65,303	67,357
Philips Group	73,767	76,445	78,538

Income from operations - Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization1)

in millions of EUR

	2020	2021	2022
Depreciation of property, plant and equipment	691	630	711
Amortization of software	76	88	117
Amortization of other intangible assets	377	322	363
Amortization of development costs	319	284	411
Depreciation and amortization	1,462	1,323	1,602
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Audit and audit-related fees [Text Block]

Philips Group

Audit and audit-related fees

in millions of EUR

	2020			2021			2022
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	9.0	5.6	14.6	10.3	5.4	15.7	8.9	5.5	14.4
consolidated financial statements	9.0	2.9	11.9	10.3	2.7	13.0	8.9	3.0	11.9
statutory financial statements		2.7	2.7		2.7	2.7		2.5	2.5

Audit-related fees2)	2.2	0.5	2.7	0.6	0.3	0.9	0.7	0.2	0.9
divestment	1.5	0.2	1.7
sustainability assurance	0.5		0.5	0.5		0.5	0.6		0.6
other	0.2	0.3	0.5	0.1	0.3	0.4	0.1	0.2	0.3
Tax fees
All other fees
Fees	11.2	6.1	17.3	10.9	5.7	16.6	9.6	5.7	15.3
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Income from operations - Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

	2020	2021	2022
Result on disposal of businesses:
income	-	-	4
expenses	-	(75)	-
Result on disposal of fixed assets:
income	2	24	3
expenses	-	(5)	(1)
Result on other remaining businesses:
income	120	161	121
expenses	(30)	(43)	(109)
Other business income (expenses)	92	63	18
Total other business income	122	186	127
Total other business expenses	(29)	(123)	(109)